Other financial liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Other financial liabilities [Text Block]

17. Other financial liabilities

	Dec. 31, 2023	Dec. 31, 2022
Current
Derivative liabilities	$11,811	$17,995
Equipment financing	3,300	-
Deferred Rosemont acquisition consideration	9,713	9,713
Agreements with communities recorded at amortized cost	17,411	5,593
	42,235	33,301

Non-current
Deferred Rosemont acquisition consideration	-	9,163
Equipment financing	7,499	-
Agreements with communities recorded at amortized cost	37,568	36,900
Wheaton refund liability (note 21)	6,653	6,383
	51,720	52,446
	$93,955	$85,747

Agreements with communities recorded at amortized cost relate to agreements with communities near the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation, carry out exploration and evaluation activities in the area and provide Hudbay with community support to operate in the region. The changes in agreements with communities recorded at amortized cost during the year ended December 31, 2023 primarily relates to updates to existing land user agreements with certain community members, changes in estimates, the accretion of the liability net of disbursements. The changes in agreements with communities recorded at amortized cost during the year ended December 31, 2022 primarily relates to the execution of the exploration agreement with the community of Uchucarcco which provides surface rights to the Maria Reyna and Caballito satellite properties located near the Constancia operation, partially offset by disbursements, which were primarily all paid in 2022.

The following table summarizes changes in agreements with communities recorded at amortized cost:

Balance, January 1, 2022	$36,273
Net additions	39,240
Disbursements	(37,491)
Accretion (note 7f)	3,099
Effects of changes in foreign exchange	1,372
Balance, December 31, 2022	$42,493
Net additions	17,335
Disbursements	(10,705)
Accretion (note 7f)	4,178
Effects of changes in foreign exchange	1,678
Balance, December 31, 2023	$54,979